VIRTUS STRATEGIC GROWTH FUND
Virtus Strategic Growth Fund
Investment Objective
The fund has an investment objective of long-term capital growth.
Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 75 of the fund's prospectus and "Alternative Purchase Arrangements" on page 48 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - VIRTUS STRATEGIC GROWTH FUND	Class A	Class B		Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none		none		none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	5.00%	[1]	1.00%	[1]	none
[1]	The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 2% during the fourth and fifth years and to 0% after the fifth year. The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - VIRTUS STRATEGIC GROWTH FUND	Class A	Class B	Class C	Class I
Management Fees	0.70%	0.70%	0.70%	0.70%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	1.00%	none
Other Expenses	0.49%	0.49%	0.49%	0.49%
Total Annual Fund Operating Expenses	1.44%	2.19%	2.19%	1.19%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. In the case of Class B Shares, it assumes that your shares are converted to Class A Shares after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - VIRTUS STRATEGIC GROWTH FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	713	1,004	1,317	2,200
Class B	622	885	1,175	2,334
Class C	322	685	1,175	2,524
Class I	121	378	654	1,443

Expense Example, No Redemption - VIRTUS STRATEGIC GROWTH FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	713	1,004	1,317	2,200
Class B	222	685	1,175	2,334
Class C	222	685	1,175	2,524
Class I	121	378	654	1,443

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 82% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies

The fund invests in companies with improving fundamentals and strategic growth themes, focusing on companies with growth rates believed to exceed the general market. The fund's portfolio is designed to provide investors with access to what the subadviser believes to be the most compelling global growth themes. The subadviser utilizes an active bottom-up, research-intensive approach to portfolio management with a process that involves an extensive review of a company's management, financials and competition, in addition to comprehensive valuation analysis.

Under normal circumstances, the fund invests at least 65% of its assets in stocks of large capitalization companies that, at the time of initial purchase, have market capitalizations within the range of companies included in the Russell 1000® Growth Index. The fund may also invest in stocks of small and medium capitalization companies. As of March 31, 2011, the market capitalization range of companies included in the Russell 1000® Growth Index was $671 million to $414 billion.

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

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Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund's shares over short or extended periods. Investments in smaller companies may be more volatile than investments in larger companies.

>	Growth Stocks Risk. The risk that the fund will underperform when growth investing is out of favor or that the fund's investments will not appreciate as anticipated.

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Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund's performance from year to year over a 10-year period. The table shows how the fund's average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class A Shares (includes returns of a predecessor fund)
Returns do not reflect sales charges and would be lower if they did. Annual Return (%)

Best Quarter: Q4/2001: 21.50%	Worst Quarter: Q3/2001: -31.55%	Year-to-date (6/30/2011): 5.98%

Average Annual Total Returns (for the periods ended 12/31/10; includes returns of a predecessor fund)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns - VIRTUS STRATEGIC GROWTH FUND	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	9.35%	(0.89%)	(4.42%)
Class A Return After Taxes on Distributions	8.29%	(1.08%)	(4.53%)
Class A Return After Taxes on Distributions and Sale of Fund Shares	6.55%	(0.83%)	(3.68%)
Class B	11.09%	(0.44%)	(4.57%)
Class C	15.09%	(0.46%)	(4.58%)
Class I	16.24%			0.77%	Sep. 29, 2006
Class I S&P 500 Index (reflects no deduction for fees, expenses or taxes)				0.74%
Class I Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)				3.71%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.42%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	16.71%	3.75%	0.02%

The S&P 500® Index is a free-float adjusted market capitalization-weighted index of 500 of the largest U.S. companies and is provided for general comparative purposes. The Russell 1000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The indexes are calculated on a total-return basis with dividends reinvested.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.